Schedule of Investments (unaudited) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.0%
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	$3,595	$3,788,052
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(b)	1,555	1,562,966

		5,351,018

Arizona — 4.6%
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,454,352
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,560,200
Series G, 5.00%, 07/01/47	715	725,777
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,030	1,057,141
Industrial Development Authority of the City of Phoenix, RB(c)
6.63%, 07/01/23	2,245	2,364,221
6.88%, 07/01/23	3,440	3,631,849
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	600	609,308
5.00%, 07/01/45	700	707,418
Series A, 5.00%, 07/01/35	1,125	1,142,453
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	9,805	11,060,099

		25,312,818

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	3,790	3,806,361

California — 6.5%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	3,005	3,115,725
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/45	1,470	1,442,002
Series A, 3.00%, 08/15/51	5,395	4,734,388
California Housing Finance Agency, RB, M/F Housing Class A, 3.25%, 08/20/36	1,147	1,068,918
Series 2021-1, Class A, 3.50%, 11/20/35	1,268	1,268,745
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	2,907,276
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	445	330,001
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	205	190,535
Series A, Class 2, 4.00%, 06/01/58	1,270	1,082,333
Senior Lien, 3.13%, 06/01/57	1,410	1,018,146
Series A, Class 2, Senior Lien, 4.00%, 12/01/58	635	520,905
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/22(c)	855	855,000
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/46(d)	10,000	3,421,780

Security	Par (000)	Value

California (continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, RB, Series A, 3.00%, 07/01/44	$6,600	$5,700,909
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/50	5,000	5,337,185
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/52	2,315	2,560,267

		35,554,115

Colorado — 1.6%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	1,025	974,398
Colorado Health Facilities Authority, Refunding RB
4.00%, 11/15/43	2,320	2,352,318
Series A, 5.00%, 08/01/44	3,840	4,111,757
E-470 Public Highway Authority, Refunding RB, Series B, 0.87%, 09/01/39(a)	510	497,978
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/23(c)	1,000	1,076,639

		9,013,090

Connecticut — 0.7%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,648,034

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	2,780	2,979,468

Florida — 8.0%
Celebration Pointe Community Development District, SAB(b)
5.00%, 05/01/32	860	885,224
5.00%, 05/01/48	2,160	2,192,428
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	10,018,572
Greater Orlando Aviation Authority, Series A, RB, 4.00%, 10/01/49	—	9,883,430
Hillsborough County Aviation Authority, ARB, AMT, 4.00%, 10/01/52	3,965	3,843,136
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	255	260,261
5.25%, 05/01/37	470	488,709
5.38%, 05/01/47	770	796,834
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	4,796,518
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,918,895
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	1,080	1,080,146
Palm Beach County Health Facilities Authority, RB
Series B, 4.00%, 11/15/41	300	299,449
Series B, 5.00%, 11/15/42	135	147,315

		43,610,917

1

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 1.2%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	$1,575	$1,596,688
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,108,524
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	2,745	2,929,099

		6,634,311

Illinois — 10.7%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,846,306
Series D, 5.00%, 12/01/46	3,570	3,633,692
Series H, 5.00%, 12/01/36	865	892,325
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,200	1,262,969
Series D, 5.00%, 12/01/25	1,560	1,638,741
Series G, 5.00%, 12/01/34	865	895,799
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	1,450	1,518,823
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,040,931
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,163,440
Illinois Finance Authority, RB, Series A, 5.25%, 07/01/23(c)	1,785	1,852,414
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	2,525	2,403,744
Series C, 5.00%, 02/15/41	3,600	3,824,060
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/42	7,990	8,666,657
Series A, 4.00%, 01/01/46	2,550	2,566,501
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	2,515	2,668,916
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	8,755	1,943,741
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,285	1,243,456
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	12,215	2,953,734
State of Illinois, GO
Series A, 4.00%, 03/01/41	45	42,184
Series D, 5.00%, 11/01/28	6,965	7,521,671
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	3,725	3,738,280

		58,318,384

Indiana — 0.9%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	2,250	2,396,482
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(c)	2,640	2,724,865

		5,121,347

Security	Par (000)	Value

Iowa — 1.4%
Iowa Finance Authority, RB
5.00%, 05/15/36	$1,050	$1,067,861
Series A, 5.00%, 05/15/48	6,750	6,797,635

		7,865,496

Kansas — 1.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,965	1,898,400
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/40	3,700	3,889,866

		5,788,266

Louisiana — 1.4%
Parish of St. Charles Louisiana, RB, Convertible, 4.00%, 12/01/40(a)	2,210	2,210,000
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/33	4,110	4,144,195
Series A, 5.25%, 05/15/35	1,500	1,532,978

		7,887,173

Maine — 1.7%
Maine Turnpike Authority, RB, 5.00%, 07/01/50	8,195	9,192,143

Maryland — 2.7%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	564,586
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	5,307,978
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	2,560	2,562,099
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	6,557,315

		14,991,978

Massachusetts — 2.4%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	2,680	2,305,931
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,996,320
Series A, 5.00%, 01/01/47	845	895,313
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	1,620	1,755,317
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 4.00%, 07/01/44	6,180	6,053,804

		13,006,685

Michigan — 3.0%
Michigan Finance Authority, Refunding RB
1.33%, 04/15/47(a)	5,595	5,716,507
4.00%, 09/01/50	855	828,665
Series C, Class 1, 4.00%, 06/01/49	2,500	2,413,702
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	340	322,635

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, M/F Housing (continued)
Series A, 2.55%, 10/01/51	$6,890	$5,125,650
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,775	1,824,329

		16,231,488

Minnesota — 0.8%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	1,500	1,512,129
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	719,877
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	1,874,897

		4,106,903

Mississippi — 1.8%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	3,023,124
State of Mississippi, RB
Series A, 5.00%, 10/15/37	1,105	1,217,130
Series A, 4.00%, 10/15/38	5,535	5,640,752

		9,881,006

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	215	212,654
Series B-2, 3.60%, 12/01/47	335	339,916

		552,570

Nebraska — 1.1%
Central Plains Energy Project, RB, 5.00%, 09/01/42	6,200	6,243,970

Nevada — 2.6%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,358,610
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	5,230	5,344,914
Series A-1, (AGM), 4.00%, 06/01/46	245	249,694
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	4,080	4,562,680
Series A, 5.00%, 06/01/37	1,500	1,671,585

		14,187,483

New Jersey — 11.3%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,455,712
New Jersey Economic Development Authority, RB
Series UU, 5.00%, 06/15/40	2,755	2,812,059
AMT, 5.13%, 01/01/34	1,050	1,076,638
AMT, 5.38%, 01/01/43	10,000	10,226,090
Series A, AMT, 5.63%, 11/15/30	1,530	1,562,056
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,305	2,299,090
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,735,444
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	3,855	3,880,624
New Jersey Transportation Trust Fund Authority, RB
4.00%, 06/15/46	1,000	977,129
Series AA, 5.25%, 06/15/33	8,750	8,989,444
Series AA, 5.25%, 06/15/41	780	808,674

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.00%, 06/15/44	$4,450	$4,540,513
Series BB, 4.00%, 06/15/50	3,795	3,610,529
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	7,260	3,468,538
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	5,430	5,847,502
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,730	1,871,623
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	4,550	4,890,122
Sub-Series B, 5.00%, 06/01/46	665	680,195

		61,731,982

New York — 7.3%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,264,601
City of New York, GO, Series C, 4.00%, 08/01/40	5,000	5,221,740
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,412,825
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	1,400	1,296,578
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/47	990	1,132,501
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,640	3,640,517
Series A, 6.25%, 06/01/41(b)	3,300	3,316,500
New York Liberty Development Corp., Refunding RB(b)
Series 2, Class 2, 5.15%, 11/15/34	460	469,411
Series 2, Class 2, 5.38%, 11/15/40	1,145	1,174,394
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	1,800	1,855,660
Series A, 4.00%, 03/15/47	5,700	5,882,827
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	665	686,769
AMT, 5.00%, 10/01/40	1,875	1,944,876
AMT, 4.00%, 10/31/46	1,175	1,104,897
New York Transportation Development Corp., Refunding RB
Series A, Class A, AMT, 4.00%, 12/01/38	500	499,125
Series A, Class A, AMT, 4.00%, 12/01/39	500	499,326
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,878,264
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,786,405

		40,067,216

North Carolina — 0.7%
North Carolina Medical Care Commission, RB
4.00%, 09/01/41	160	160,098
4.00%, 09/01/46	155	151,595
4.00%, 09/01/51	250	240,055
Series A, 4.00%, 10/01/50	365	323,290
Series A, 5.00%, 10/01/50	980	1,027,705
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 4.00%, 01/01/55	1,045	1,059,028
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	525	621,055

		3,582,826

3

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Dakota — 0.2%
University of North Dakota COP, Series A, (AGM), 4.00%, 06/01/46	$990	$981,765

Ohio — 5.2%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	892,365
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,470	7,583,096
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	490	496,963
4.00%, 07/01/51	425	428,141
County of Franklin Ohio, RB, Series A, 6.13%, 07/01/22(c)	1,690	1,696,851
County of Montgomery Ohio, RB, Catholic Health Services, 5.45%, 11/13/23(c)	7,430	7,789,694
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	585	592,352
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	5,000	4,817,865
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	4,390,523

		28,687,850

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	2,205	2,236,767

Oregon — 1.0%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	862,246
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 4.00%, 07/01/50	5,000	4,756,430

		5,618,676

Pennsylvania — 13.7%
Allegheny County Hospital Development Authority, RB, 1.49%, 11/15/47(a)	2,600	2,642,034
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	1,725	1,790,797
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/49	6,030	6,676,796
Geisinger Authority, Refunding RB, 4.00%, 04/01/39	4,260	4,344,084
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	2,360	2,361,534
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	6,750	6,615,979
5.00%, 05/01/52	6,610	7,300,791
Series A, 5.00%, 09/01/48	3,330	3,579,913
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,309,536
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	1,901,388
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	2,565	2,658,138
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	410	334,416
Series 125B, AMT, 3.65%, 10/01/42	7,000	6,778,856
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	468,072

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Sub-Series B-1, 5.25%, 06/01/47	$5,680	$6,088,000
Series A, Subordinate, 5.00%, 12/01/39	1,670	1,820,320
Series A, Subordinate, 5.00%, 12/01/44	2,870	3,117,161
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,700	1,833,326
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	2,955	3,277,979
(SAW), 5.00%, 03/01/43	2,145	2,370,092
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	4,798,212

		75,067,424

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,340	1,361,094
5.63%, 05/15/43	1,335	1,358,754
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 5.00%, 07/01/33	3,820	3,828,141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,390,010
Series A-1, Restructured, 5.00%, 07/01/58	12,657	12,868,625
Series A-2, Restructured, 4.33%, 07/01/40	2,240	2,233,067
Series A-2, Restructured, 4.78%, 07/01/58	3,133	3,151,579
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	10,130	3,037,987

		31,229,257

Rhode Island — 1.5%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 3.00%, 10/01/39	240	214,889
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	5,920	6,077,407
Series B, 5.00%, 06/01/50	2,000	2,088,202

		8,380,498

South Carolina — 1.9%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,690	2,928,307
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	771,608
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	6,779,428

		10,479,343

Texas — 8.5%
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(c)	3,500	3,809,494
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	4,005	4,402,576
AMT, 5.00%, 07/01/29	2,135	2,113,748
Sub-Series A, AMT, 4.00%, 07/01/35	990	1,008,490
County of Nueces Texas, Refunding GO
4.00%, 02/15/37	575	596,627
4.00%, 02/15/39	1,205	1,244,128
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	850	877,607
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	5,000	5,238,760

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB (continued)
Series A, 5.00%, 01/01/48	$5,350	$5,766,824
Spring Branch Independent School District, GO, (PSF-GTD), 3.00%, 02/01/33	1,600	1,592,322
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/44	3,500	3,589,621
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/29	2,260	2,433,091
5.00%, 12/15/30	6,060	6,531,523
5.00%, 12/15/31	3,480	3,756,576
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,575	3,726,952

		46,688,339

Virginia — 3.8%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	430	356,109
Series A, 5.50%, 03/01/46	1,475	1,101,931
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,664,854
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	7,895	8,212,213
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 6.00%, 01/01/37	2,150	2,157,774
AMT, Senior Lien, 5.50%, 01/01/42	5,140	5,155,759

		20,648,640

Washington — 3.3%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,295	1,347,979
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	4,905	5,195,013
State of Washington, COP
Series B, 5.00%, 07/01/36	1,725	1,908,443
Series B, 5.00%, 07/01/38	2,300	2,528,420
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(c)	4,010	4,113,803
Washington Health Care Facilities Authority, Refunding RB, 4.00%, 09/01/45	3,000	3,033,894

		18,127,552

Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	200	206,881
Series A, 4.00%, 11/15/37	325	327,803
Series A, 5.00%, 11/15/41	2,180	2,380,104
Series A, 5.00%, 06/01/51(b)	680	692,779
Series A, 5.00%, 06/01/61(b)	870	879,460
Public Finance Authority, Refunding RB, Series A, 5.00%, 11/15/49	1,095	1,157,596
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	4,080	4,526,817

		10,171,440

Security	Par (000)	Value

Wyoming — 0.4%
Wyoming Community Development Authority, Refunding RB, Series 2, AMT, 4.05%, 12/01/38	$2,170	$2,182,096

Total Municipal Bonds — 123.3% (Cost: $679,658,022)		675,166,695

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Arizona — 1.8%
Maricopa County Industrial Development Authority, RB, Series 2017D, 4.00%, 01/01/48	10,000	10,006,990

California — 3.0%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	14,998	16,208,640

Colorado(f) — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	6,504	7,059,533
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	3,290	3,205,503

		10,265,036

Florida — 1.8%
Miami-Dade County Seaport Department, Refunding RB, Series A-2, (AGM), 4.00%, 10/01/49	10,005	10,155,112

Illinois — 2.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	11,695,274

Louisiana — 3.1%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	5,542	5,667,882
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	11,133	11,386,562

		17,054,444

Maryland — 2.1%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	4,898	5,217,603
Maryland Stadium Authority, RB, (NPFGC), 5.00%, 05/01/47	5,509	6,085,150

		11,302,753

Michigan(f) — 2.6%
Michigan Finance Authority, RB
4.00%, 02/15/47	7,434	7,441,335
Series A, 4.00%, 02/15/44	6,646	6,652,442

		14,093,777

New Jersey — 2.4%
South Jersey Transportation Authority, RB, Series A, (BAM-TCRS), 4.00%, 11/01/50	13,590	13,175,661

New York — 1.9%
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/46	10,000	10,309,215

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	600,319

5

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 3.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	$7,250	$7,416,192
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(f)	10,007	9,969,466
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,159,110

		21,544,768

Texas — 3.8%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(g)	18,390	20,636,586

Virginia — 1.4%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(f)	6,960	7,479,634

Washington — 2.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	10,000	11,127,630

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.9% (Cost: $190,269,572)		185,655,839

Total Long-Term Investments — 157.2% (Cost: $869,927,594)		860,822,534

	Shares

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.55%(h)(i)	18,575,567	18,577,424

Total Short-Term Securities — 3.4% (Cost: $18,575,245)		18,577,424

Total Investments — 160.6% (Cost: $888,502,839)		879,399,958

Other Assets Less Liabilities — 2.4%		13,207,715

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.5)%		(101,080,764)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.5)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$547,726,909

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2024 to August 1, 2027, is $26,782,302.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$977,136	$17,597,108	(a)	$—	$1,152	$2,028	$18,577,424	18,575,567	$8,182	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	256	09/21/22	$30,564	$190,988
U.S. Long Bond	258	09/21/22	35,951	365,681
5-Year U.S. Treasury Note	243	09/30/22	27,448	60,766

				$617,435

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$675,166,695	$—	$675,166,695
Municipal Bonds Transferred to Tender Option Bond Trusts	—	185,655,839	—	185,655,839
Short-Term Securities
Money Market Funds	18,577,424	—	—	18,577,424

	$18,577,424	$860,822,534	$—	$879,399,958

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$617,435	$—	$—	$617,435

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(100,941,863)	$—	$(100,941,863)

VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(344,741,863)	$—	$(344,741,863)

7

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock MuniVest Fund, Inc. (MVF)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.-Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8